INCOME TAXES - Deferred tax assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating losses carryforwards	$ 1,072,893	$ 748,976
Allowance for doubtful accounts of accounts receivable	67,712	105,560
Allowance for doubtful accounts of other current assets	2,224	2,082
Accrued labor cost compensation		15,219
Less: allowance on deferred tax assets	$ (1,142,829)	(764,194)
Deferred tax assets		$ 107,643